Annual Fund Operating Expenses - American Century ETF Trust - Avantis All International Markets Equity ETF Series - Avantis All International Markets Equity ETF Class	Jan. 01, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.03%	[1]
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	0.31%

[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2026.